Inventories, Net - Schedule of Inventories, Net of Allowances (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Inventories, Net of Allowances [Abstract]
Raw materials	$ 7,884	$ 6,017
Work-in-progress	2,801	2,602
Finished goods	1,065	843
Total inventories	$ 11,750	$ 9,462